U.S. Government Securities Fund®
Investment portfolio
May 31, 2020
unaudited
Bonds, notes & other debt instruments 89.52% Mortgage-backed obligations 58.21% Federal agency mortgage-backed obligations 58.21%	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[1]	$71	$81
Fannie Mae 6.50% 2037[1]	26	31
Fannie Mae 7.50% 2037[1]	26	31
Fannie Mae 7.00% 2038[1]	178	212
Fannie Mae Pool #255577 4.50% 2024[1]	11	12
Fannie Mae Pool #255466 6.00% 2024[1]	174	194
Fannie Mae Pool #458148 10.263% 2025[1]	—[2]	—[2]
Fannie Mae Pool #AH2358 4.00% 2026[1]	1,328	1,411
Fannie Mae Pool #AI4191 4.00% 2026[1]	674	716
Fannie Mae Pool #888204 6.00% 2026[1]	10	11
Fannie Mae Pool #256740 4.50% 2027[1]	18	19
Fannie Mae Pool #257055 6.50% 2027[1]	384	437
Fannie Mae Pool #256993 6.50% 2027[1]	146	163
Fannie Mae Pool #AZ4646 3.50% 2030[1]	221	235
Fannie Mae Pool #AZ0554 3.50% 2030[1]	159	169
Fannie Mae Pool #AY1948 3.50% 2030[1]	134	142
Fannie Mae Pool #AS7323 2.50% 2031[1]	1,996	2,110
Fannie Mae Pool #735571 8.00% 2031[1]	207	228
Fannie Mae Pool #FM1162 2.50% 2032[1]	1,987	2,097
Fannie Mae Pool #BM1036 2.50% 2032[1]	234	246
Fannie Mae Pool #AS8610 3.00% 2032[1]	279	294
Fannie Mae Pool #BJ7193 3.00% 2033[1]	987	1,046
Fannie Mae Pool #CA1442 3.00% 2033[1]	805	853
Fannie Mae Pool #BJ5302 3.00% 2033[1]	787	831
Fannie Mae Pool #MA3283 3.00% 2033[1]	762	804
Fannie Mae Pool #BK5472 3.00% 2033[1]	728	769
Fannie Mae Pool #BJ4573 3.00% 2033[1]	685	724
Fannie Mae Pool #BK5466 3.00% 2033[1]	340	359
Fannie Mae Pool #BJ4685 3.00% 2033[1]	262	276
Fannie Mae Pool #BJ5519 3.00% 2033[1]	51	54
Fannie Mae Pool #BK4390 3.00% 2033[1]	27	28
Fannie Mae Pool #BJ6963 3.00% 2033[1]	23	24
Fannie Mae Pool #695412 5.00% 2033[1]	5	5
Fannie Mae Pool #BO6247 2.50% 2034[1]	8,194	8,608
Fannie Mae Pool #FM1490 3.50% 2034[1]	5,630	5,968
Fannie Mae Pool #BN3172 4.00% 2034[1]	27	29
Fannie Mae Pool #BN1085 4.00% 2034[1]	22	23
Fannie Mae Pool #MA4012 2.00% 2035[1]	24,881	25,702
Fannie Mae Pool #AD3566 5.00% 2035[1]	56	62
Fannie Mae Pool #MA2787 4.00% 2036[1]	14,937	16,155
Fannie Mae Pool #MA2588 4.00% 2036[1]	9,508	10,283
Fannie Mae Pool #MA2717 4.00% 2036[1]	7,365	7,965
Fannie Mae Pool #MA2746 4.00% 2036[1]	6,594	7,132
Fannie Mae Pool #AS6870 4.00% 2036[1]	4,984	5,391
Fannie Mae Pool #MA2819 4.00% 2036[1]	876	947
Fannie Mae Pool #MA2856 4.00% 2036[1]	23	24
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3099 4.00% 2037[1]	$8,932	$9,707
Fannie Mae Pool #256860 6.50% 2037[1]	74	85
Fannie Mae Pool #888698 7.00% 2037[1]	143	163
Fannie Mae Pool #256828 7.00% 2037[1]	21	25
Fannie Mae Pool #889101 3.254% 2038[1,3]	64	67
Fannie Mae Pool #964279 4.499% 2038[1,3]	49	50
Fannie Mae Pool #964708 4.64% 2038[1,3]	6	6
Fannie Mae Pool #970343 6.00% 2038[1]	37	38
Fannie Mae Pool #AC0794 5.00% 2039[1]	275	316
Fannie Mae Pool #931768 5.00% 2039[1]	45	52
Fannie Mae Pool #AE7629 3.724% 2040[1,3]	40	42
Fannie Mae Pool #AL9335 3.943% 2040[1,3]	2,514	2,640
Fannie Mae Pool #932606 5.00% 2040[1]	141	161
Fannie Mae Pool #AL9326 3.757% 2041[1,3]	3,124	3,289
Fannie Mae Pool #AL9327 3.764% 2041[1,3]	2,189	2,304
Fannie Mae Pool #AE0789 3.788% 2041[1,3]	213	224
Fannie Mae Pool #AL0073 3.796% 2041[1,3]	168	176
Fannie Mae Pool #AE0844 3.825% 2041[1,3]	193	204
Fannie Mae Pool #AL9531 3.871% 2041[1,3]	1,866	1,965
Fannie Mae Pool #AJ1873 4.00% 2041[1]	344	380
Fannie Mae Pool #AH0351 4.50% 2041[1]	790	880
Fannie Mae Pool #AI1862 5.00% 2041[1]	1,207	1,392
Fannie Mae Pool #AI3510 5.00% 2041[1]	761	877
Fannie Mae Pool #AJ0704 5.00% 2041[1]	640	738
Fannie Mae Pool #AJ5391 5.00% 2041[1]	368	416
Fannie Mae Pool #AE1248 5.00% 2041[1]	343	390
Fannie Mae Pool #AE1274 5.00% 2041[1]	263	302
Fannie Mae Pool #AE1277 5.00% 2041[1]	143	163
Fannie Mae Pool #AE1283 5.00% 2041[1]	90	100
Fannie Mae Pool #AP7553 3.00% 2042[1]	80,422	86,103
Fannie Mae Pool #AJ9327 3.50% 2042[1]	48	53
Fannie Mae Pool #AL9533 3.677% 2042[1,3]	1,063	1,115
Fannie Mae Pool #AL9532 3.722% 2042[1,3]	2,444	2,554
Fannie Mae Pool #AL9530 3.806% 2042[1,3]	1,708	1,795
Fannie Mae Pool #AL1941 3.813% 2042[1,3]	315	328
Fannie Mae Pool #AL2000 3.90% 2042[1,3]	267	278
Fannie Mae Pool #AP7819 3.91% 2042[1,3]	207	216
Fannie Mae Pool #AL2184 4.204% 2042[1,3]	391	408
Fannie Mae Pool #AE1290 5.00% 2042[1]	208	236
Fannie Mae Pool #AT5898 3.00% 2043[1]	18,832	20,167
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,906	3,183
Fannie Mae Pool #AT7161 3.50% 2043[1]	1,377	1,499
Fannie Mae Pool #AR1512 3.50% 2043[1]	623	687
Fannie Mae Pool #AT0412 3.50% 2043[1]	313	343
Fannie Mae Pool #AT3954 3.50% 2043[1]	180	198
Fannie Mae Pool #AT0300 3.50% 2043[1]	113	123
Fannie Mae Pool #AX8521 3.50% 2044[1]	270	295
Fannie Mae Pool #AY1829 3.50% 2044[1]	200	219
Fannie Mae Pool #AW8240 3.50% 2044[1]	40	43
Fannie Mae Pool #BM6240 3.775% 2044[1,3]	10,463	10,976
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,673	1,819
Fannie Mae Pool #BE5009 3.50% 2045[1]	1,544	1,665
Fannie Mae Pool #AY3880 4.00% 2045[1]	290	314
Fannie Mae Pool #FM2834 3.00% 2046[1]	36,834	39,462
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2833 3.00% 2046[1]	$17,704	$18,725
Fannie Mae Pool #BC3465 4.00% 2046[1]	18	20
Fannie Mae Pool #AS8804 3.50% 2047[1]	55,881	60,279
Fannie Mae Pool #BH8509 3.50% 2047[1]	30,414	32,809
Fannie Mae Pool #CA0770 3.50% 2047[1]	28,478	30,322
Fannie Mae Pool #BJ1934 3.50% 2047[1]	6,789	7,216
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,528	1,662
Fannie Mae Pool #BD2440 3.50% 2047[1]	1,122	1,200
Fannie Mae Pool #BE8742 3.50% 2047[1]	426	469
Fannie Mae Pool #BH2848 3.50% 2047[1]	258	280
Fannie Mae Pool #BH2847 3.50% 2047[1]	201	220
Fannie Mae Pool #BH2846 3.50% 2047[1]	195	214
Fannie Mae Pool #BH2597 4.00% 2047[1]	21,530	23,070
Fannie Mae Pool #BJ5015 4.00% 2047[1]	4,079	4,527
Fannie Mae Pool #BH3122 4.00% 2047[1]	126	138
Fannie Mae Pool #BM4488 3.418% 2048[1,3]	34,866	36,349
Fannie Mae Pool #MA3442 3.50% 2048[1]	27,797	29,355
Fannie Mae Pool #BJ4901 3.50% 2048[1]	884	968
Fannie Mae Pool #BJ8118 3.50% 2048[1]	296	315
Fannie Mae Pool #FM2669 4.00% 2048[1]	10,646	11,376
Fannie Mae Pool #CA2850 4.00% 2048[1]	4,486	5,046
Fannie Mae Pool #BK6840 4.00% 2048[1]	2,700	2,994
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,818	2,016
Fannie Mae Pool #BK9743 4.00% 2048[1]	782	867
Fannie Mae Pool #BK4740 4.00% 2048[1]	369	393
Fannie Mae Pool #BJ6169 4.00% 2048[1]	276	294
Fannie Mae Pool #BJ4342 4.00% 2048[1]	240	258
Fannie Mae Pool #BK7665 4.50% 2048[1]	12,303	13,809
Fannie Mae Pool #BK0951 4.50% 2048[1]	9,032	10,135
Fannie Mae Pool #BJ8318 4.50% 2048[1]	768	833
Fannie Mae Pool #BN1172 4.50% 2048[1]	740	799
Fannie Mae Pool #BK9761 4.50% 2048[1]	675	761
Fannie Mae Pool #CA2493 4.50% 2048[1]	380	411
Fannie Mae Pool #BK6577 4.50% 2048[1]	9	10
Fannie Mae Pool #CA1574 5.00% 2048[1]	13,897	15,199
Fannie Mae Pool #CA4420 3.00% 2049[1]	171,390	182,142
Fannie Mae Pool #BO2264 3.00% 2049[1]	58,050	62,285
Fannie Mae Pool #FM1505 3.00% 2049[1]	23,405	24,870
Fannie Mae Pool #BO2890 3.00% 2049[1]	15,562	16,536
Fannie Mae Pool #BO5177 3.00% 2049[1]	9,521	10,192
Fannie Mae Pool #CA4543 3.00% 2049[1]	8,910	9,571
Fannie Mae Pool #FM1274 3.50% 2049[1]	90,604	98,530
Fannie Mae Pool #BN6708 3.50% 2049[1]	44,347	47,823
Fannie Mae Pool #FM1257 3.50% 2049[1]	20,068	21,912
Fannie Mae Pool #FM1220 3.50% 2049[1]	14,461	15,683
Fannie Mae Pool #CA4151 3.50% 2049[1]	13,639	15,079
Fannie Mae Pool #FM1062 3.50% 2049[1]	13,272	14,614
Fannie Mae Pool #FM2656 3.50% 2049[1]	13,455	14,428
Fannie Mae Pool #BO3252 3.50% 2049[1]	12,535	13,631
Fannie Mae Pool #FM1443 3.50% 2049[1]	10,987	12,028
Fannie Mae Pool #BJ8411 3.50% 2049[1]	3,180	3,481
Fannie Mae Pool #BN7830 3.50% 2049[1]	105	114
Fannie Mae Pool #BJ8402 3.546% 2049[1,3]	5,864	6,139
Fannie Mae Pool #BN3931 4.50% 2049[1]	685	740
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2963 4.50% 2049[1]	$268	$290
Fannie Mae Pool #CA5701 2.50% 2050[1]	39,650	41,553
Fannie Mae Pool #BK2239 2.50% 2050[1]	2,436	2,574
Fannie Mae Pool #FM2886 3.00% 2050[1]	178,819	190,057
Fannie Mae Pool #CA5229 3.00% 2050[1]	154,794	166,231
Fannie Mae Pool #CA5541 3.00% 2050[1]	148,165	157,555
Fannie Mae Pool #CA5509 3.00% 2050[1]	122,349	131,388
Fannie Mae Pool #CA5539 3.00% 2050[1]	71,898	76,454
Fannie Mae Pool #FM2179 3.00% 2050[1]	68,969	73,894
Fannie Mae Pool #CA5536 3.00% 2050[1]	39,587	42,194
Fannie Mae Pool #FM2822 3.00% 2050[1]	39,547	42,046
Fannie Mae Pool #CA5517 3.00% 2050[1]	23,122	24,530
Fannie Mae Pool #FM2777 3.00% 2050[1]	17,054	18,089
Fannie Mae Pool #CA5338 3.00% 2050[1]	11,150	11,747
Fannie Mae Pool #BP5172 3.00% 2050[1]	10,443	11,189
Fannie Mae Pool #FM2664 3.50% 2050[1]	41,010	44,868
Fannie Mae Pool #FM2395 3.50% 2050[1]	36,541	39,593
Fannie Mae Pool #FM2839 3.50% 2050[1]	29,748	32,077
Fannie Mae Pool #FM2389 3.50% 2050[1]	10,375	11,104
Fannie Mae Pool #MA4026 4.00% 2050[1]	10,136	10,843
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[1,3]	3	3
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[1]	177	201
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[1,3]	—[2]	—[2]
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.448% 2036[1,3]	508	505
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[1,3]	158	173
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	54	63
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	3,071	3,152
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	2,251	2,321
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.227% 2023[1,3]	3,391	3,582
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.481% 2024[1,3]	6,317	6,858
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[1]	667	633
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	474	449
Freddie Mac 4.00% 2036[1]	148	160
Freddie Mac 3.00% 2043[1]	16,355	17,773
Freddie Mac 3.00% 2046[1]	7,302	7,931
Freddie Mac 3.50% 2046[1]	4,287	4,628
Freddie Mac 3.50% 2047[1]	19,256	20,481
Freddie Mac 3.50% 2047[1]	17,713	18,795
Freddie Mac 3.50% 2047[1]	12,810	13,647
Freddie Mac 3.50% 2048[1]	10,305	11,108
Freddie Mac 4.00% 2048[1]	319	341
Freddie Mac Pool #G80295 10.00% 2025[1]	2	2
Freddie Mac Pool #ZT1332 3.00% 2030[1]	5,286	5,623
Freddie Mac Pool #ZK8180 2.50% 2031[1]	2,404	2,533
Freddie Mac Pool #G16634 3.00% 2031[1]	11,233	12,025
Freddie Mac Pool #G18655 3.00% 2032[1]	10,374	10,945
Freddie Mac Pool #V61960 3.00% 2033[1]	4,783	5,072
Freddie Mac Pool #QN1197 2.50% 2034[1]	5,433	5,707
Freddie Mac Pool #1H1354 4.217% 2036[1,3]	194	204
Freddie Mac Pool #840222 4.048% 2040[1,3]	582	613
Freddie Mac Pool #G06459 5.00% 2041[1]	2,565	2,960
Freddie Mac Pool #Q18236 3.50% 2043[1]	1,313	1,430
Freddie Mac Pool #Q19133 3.50% 2043[1]	787	857
Freddie Mac Pool #Q17696 3.50% 2043[1]	720	790
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #841039 3.987% 2043[1,3]	$10,916	$11,375
Freddie Mac Pool #Q15874 4.00% 2043[1]	69	74
Freddie Mac Pool #Q28558 3.50% 2044[1]	4,216	4,610
Freddie Mac Pool #760012 3.109% 2045[1,3]	3,121	3,269
Freddie Mac Pool #760013 3.189% 2045[1,3]	1,999	2,086
Freddie Mac Pool #760014 3.533% 2045[1,3]	2,545	2,642
Freddie Mac Pool #ZT0529 3.00% 2046[1]	11,244	12,152
Freddie Mac Pool #760015 3.222% 2047[1,3]	4,987	5,126
Freddie Mac Pool #V83598 3.50% 2047[1]	32,256	34,263
Freddie Mac Pool #Q52157 3.50% 2047[1]	17,060	18,145
Freddie Mac Pool #Q52069 3.50% 2047[1]	2,283	2,484
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,737	1,899
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,454	1,590
Freddie Mac Pool #ZT0538 3.50% 2048[1]	8,682	9,356
Freddie Mac Pool #Q55056 3.50% 2048[1]	2,878	3,105
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,581	1,720
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,503	1,635
Freddie Mac Pool #Q54782 3.50% 2048[1]	1,409	1,533
Freddie Mac Pool #Q54781 3.50% 2048[1]	1,293	1,416
Freddie Mac Pool #Q56591 3.50% 2048[1]	1,134	1,222
Freddie Mac Pool #Q54700 3.50% 2048[1]	1,101	1,206
Freddie Mac Pool #Q55060 3.50% 2048[1]	928	1,001
Freddie Mac Pool #Q56590 3.50% 2048[1]	805	872
Freddie Mac Pool #Q56589 3.50% 2048[1]	725	794
Freddie Mac Pool #ZS4784 3.50% 2048[1]	672	710
Freddie Mac Pool #Q54698 3.50% 2048[1]	599	663
Freddie Mac Pool #Q54699 3.50% 2048[1]	558	615
Freddie Mac Pool #Q54831 3.50% 2048[1]	436	481
Freddie Mac Pool #G67711 4.00% 2048[1]	43,163	47,871
Freddie Mac Pool #SI2002 4.00% 2048[1]	5,949	6,350
Freddie Mac Pool #Q56599 4.00% 2048[1]	2,916	3,235
Freddie Mac Pool #Q56175 4.00% 2048[1]	2,020	2,240
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,734	1,923
Freddie Mac Pool #Q56576 4.00% 2048[1]	1,104	1,177
Freddie Mac Pool #Q55970 4.00% 2048[1]	850	951
Freddie Mac Pool #Q58411 4.50% 2048[1]	4,077	4,597
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,589	1,801
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,540	1,701
Freddie Mac Pool #Q57242 4.50% 2048[1]	1,196	1,317
Freddie Mac Pool #SD7507 3.00% 2049[1]	91,094	97,490
Freddie Mac Pool #QA4673 3.00% 2049[1]	48,701	52,105
Freddie Mac Pool #RA1339 3.00% 2049[1]	16,115	17,124
Freddie Mac Pool #SD0175 3.00% 2049[1]	9,869	10,589
Freddie Mac Pool #ZA6700 3.50% 2049[1]	79,746	85,849
Freddie Mac Pool #QA5131 3.50% 2049[1]	28,848	30,954
Freddie Mac Pool #SD7502 3.50% 2049[1]	23,100	24,827
Freddie Mac Pool #QA1442 3.50% 2049[1]	18,492	20,054
Freddie Mac Pool #RA1580 3.50% 2049[1]	9,251	10,227
Freddie Mac Pool #RA1463 3.50% 2049[1]	9,164	10,132
Freddie Mac Pool #QA0284 3.50% 2049[1]	6,272	6,866
Freddie Mac Pool #QA2748 3.50% 2049[1]	1,238	1,356
Freddie Mac Pool #ZN5963 4.50% 2049[1]	35	37
Freddie Mac Pool #RA2652 2.50% 2050[1]	190,267	199,400
Freddie Mac Pool #QA8953 2.50% 2050[1]	7,250	7,660
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA2596 2.50% 2050[1]	$4,997	$5,191
Freddie Mac Pool #RA2597 2.50% 2050[1]	3,997	4,153
Freddie Mac Pool #RA2595 2.50% 2050[1]	3,996	4,152
Freddie Mac Pool #QA8952 2.50% 2050[1]	2,884	3,057
Freddie Mac Pool #QA8516 2.50% 2050[1]	1,137	1,203
Freddie Mac Pool #RA2455 3.00% 2050[1]	181,158	195,326
Freddie Mac Pool #QA8085 3.00% 2050[1]	162,997	173,328
Freddie Mac Pool #RA2457 3.00% 2050[1]	121,970	129,700
Freddie Mac Pool #SD7512 3.00% 2050[1]	77,807	83,043
Freddie Mac Pool #RA2319 3.00% 2050[1]	18,940	19,959
Freddie Mac Pool #RA2408 3.00% 2050[1]	11,636	12,496
Freddie Mac Pool #SD0187 3.00% 2050[1]	10,705	11,532
Freddie Mac Pool #SD7514 3.50% 2050[1]	273,091	294,082
Freddie Mac Pool #SD7513 3.50% 2050[1]	147,762	160,819
Freddie Mac Pool #RA2472 3.50% 2050[1]	12,951	14,175
Freddie Mac Pool #RA2003 4.50% 2050[1]	20,889	23,056
Freddie Mac, Series 2289, Class NB, 9.00% 2022[1,3]	—[2]	—[2]
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.584% 2023[1,3]	11	11
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.434% 2036[1,3]	924	917
Freddie Mac, Series 2019-2, Class MT, 3.50% 2058[1]	15,467	16,948
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[1]	79	79
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	1,140	1,169
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	3,851	3,993
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,3]	21,150	22,612
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	17,787	19,063
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	1,400	1,492
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,3]	21,000	22,735
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[1]	7,015	7,705
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	3,500	3,979
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]	9,730	11,061
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	2,259	2,458
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]	4,000	4,680
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,3]	18,175	21,814
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,3]	14,200	17,015
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,3]	15,500	18,746
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	778	740
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	442	426
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[1]	338	315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	34,320	36,104
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	32,717	34,495
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	30,858	32,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	15,130	16,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,914	3,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	15,298	16,314
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	25,868	26,736
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	23,485	25,733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	15,434	16,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	8,873	9,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,780	3,048
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	14,210	15,253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	7,654	8,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]	1,145	1,223
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	40,681	42,624
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	128,722	136,494
U.S. Government Securities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	$25,449	$26,881
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]	73,430	74,334
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	54,726	57,571
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	14,899	15,991
Government National Mortgage Assn. 10.00% 2021[1]	—[2]	—[2]
Government National Mortgage Assn. 3.75% 2034[1]	1,079	1,159
Government National Mortgage Assn. 5.50% 2038[1]	121	137
Government National Mortgage Assn. 6.00% 2038[1]	267	316
Government National Mortgage Assn. 4.00% 2039[1]	313	336
Government National Mortgage Assn. 4.00% 2039[1]	41	45
Government National Mortgage Assn. 5.00% 2039[1]	699	805
Government National Mortgage Assn. 5.00% 2040[1]	115	127
Government National Mortgage Assn. 4.00% 2047[1]	14,003	15,138
Government National Mortgage Assn. 4.00% 2047[1]	13,006	14,016
Government National Mortgage Assn. 4.00% 2048[1]	1,897	2,033
Government National Mortgage Assn. 4.00% 2048[1]	1,660	1,782
Government National Mortgage Assn. 4.00% 2048[1]	1,445	1,557
Government National Mortgage Assn. 4.50% 2049[1]	67,175	72,254
Government National Mortgage Assn. 2.50% 2050[1,4]	295,444	309,201
Government National Mortgage Assn. 3.00% 2050[1,4]	24,381	25,755
Government National Mortgage Assn. 3.50% 2050[1,4]	121,410	128,495
Government National Mortgage Assn. 4.50% 2050[1,4]	24,404	26,242
Government National Mortgage Assn. Pool #754335 6.50% 2029[1]	216	238
Government National Mortgage Assn. Pool #754334 6.50% 2032[1]	340	381
Government National Mortgage Assn. Pool #754319 6.50% 2037[1]	216	251
Government National Mortgage Assn. Pool #004182 5.50% 2038[1]	28	30
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[1]	230	251
Government National Mortgage Assn. Pool #738836 6.50% 2038[1]	191	210
Government National Mortgage Assn. Pool #754287 6.50% 2038[1]	126	136
Government National Mortgage Assn. Pool #AA4839 6.50% 2038[1]	45	46
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,322	1,510
Government National Mortgage Assn. Pool #754314 6.50% 2039[1]	632	750
Government National Mortgage Assn. Pool #004636 4.50% 2040[1]	943	1,043
Government National Mortgage Assn. Pool #736089 5.00% 2040[1]	143	158
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,176	2,488
Government National Mortgage Assn. Pool #754636 3.50% 2041[1]	570	605
Government National Mortgage Assn. Pool #005157 4.00% 2041[1]	101	105
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	7,963	8,654
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	4,182	4,700
Government National Mortgage Assn. Pool #005040 5.00% 2041[1]	51	56
Government National Mortgage Assn. Pool #005187 5.50% 2041[1]	212	226
Government National Mortgage Assn. Pool #005073 5.50% 2041[1]	70	74
Government National Mortgage Assn. Pool #005096 5.50% 2041[1]	38	41
Government National Mortgage Assn. Pool #005112 6.50% 2041[1]	961	1,100
Government National Mortgage Assn. Pool #754308 3.50% 2042[1]	504	537
Government National Mortgage Assn. Pool #754591 4.00% 2042[1]	2,128	2,291
Government National Mortgage Assn. Pool #754637 4.00% 2042[1]	1,202	1,296
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[1]	2,572	2,769
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	2,959	3,204
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	1,983	2,123
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	1,140	1,217
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	770	826
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	54	60
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[1]	364	388
U.S. Government Securities Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	$26,514	$28,529
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	11,518	12,386
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	126	137
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	2,977	3,175
Government National Mortgage Assn. Pool #686718 6.40% 2058[1]	248	262
Government National Mortgage Assn. Pool #892950 2.438% 2060[1,3]	921	935
Government National Mortgage Assn. Pool #710077 4.70% 2061[1]	37	39
Government National Mortgage Assn. Pool #756695 4.70% 2061[1]	12	13
Government National Mortgage Assn. Pool #751409 4.70% 2061[1]	6	6
Government National Mortgage Assn. Pool #710074 4.72% 2061[1]	2	3
Government National Mortgage Assn. Pool #765151 4.805% 2061[1]	27	28
Government National Mortgage Assn. Pool #756715 4.39% 2062[1]	26	27
Government National Mortgage Assn. Pool #767610 4.398% 2062[1]	1	2
Government National Mortgage Assn. Pool #759735 4.718% 2062[1]	2	2
Government National Mortgage Assn. Pool #795471 5.047% 2062[1]	2	2
Government National Mortgage Assn. Pool #894475 3.756% 2063[1,3]	2,607	2,717
Government National Mortgage Assn. Pool #767641 4.24% 2063[1]	5	5
Government National Mortgage Assn. Pool #795533 4.867% 2063[1]	3	3
Government National Mortgage Assn. Pool #AG8149 1.877% 2064[1,3]	331	332
Government National Mortgage Assn. Pool #AG8156 2.347% 2064[1,3]	379	384
Government National Mortgage Assn. Pool #894482 3.746% 2064[1,3]	3,604	3,750
Government National Mortgage Assn. Pool #AG8194 4.379% 2064[1]	56	58
Government National Mortgage Assn. Pool #AG8150 4.83% 2064[1]	12	13
Government National Mortgage Assn. Pool #AG8068 4.867% 2064[1]	13	13
Government National Mortgage Assn. Pool #AG8155 5.074% 2064[1]	12	12
Government National Mortgage Assn. Pool #AG8189 5.111% 2064[1]	17	18
Government National Mortgage Assn. Pool #AG8171 5.337% 2064[1]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[1]	274	286
Government National Mortgage Assn. Pool #AL7438 4.554% 2065[1]	10	11
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[1]	385	415
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.401% 2060[1,3]	611	649
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.096% 2061[1,3]	983	9
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.517% 2062[1,3]	1,166	12
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.87% 2062[1,3]	1,486	1,482
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.059% 2062[1,3]	2,034	2,032
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	967,673	996,853
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	853,465	877,634
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	199,422	205,763
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	250,000	261,230
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	189,194	199,452
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17,267	18,189
Uniform Mortgage-Backed Security 2.00% 2050[1,4]	10,800	11,019
Uniform Mortgage-Backed Security 2.50% 2050[1,4]	287,589	298,351
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	289,303	303,674
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	1,110,041	1,170,431
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	120,831	127,486
Uniform Mortgage-Backed Security 4.00% 2050[1,4]	27,501	29,274
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	97,505	105,336
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	8,731	8,908
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[1]	3,733	3,909
U.S. Government Securities Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	$464	$465
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	760	781
Total mortgage-backed obligations		10,477,086
U.S. Treasury bonds & notes 27.37% U.S. Treasury 25.43%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.43% 2021[3]	200,000	200,672
U.S. Treasury 1.125% 2021	—[2]	—[2]
U.S. Treasury 1.50% 2021	93,000	94,848
U.S. Treasury 2.875% 2021	5,100	5,289
U.S. Treasury 0.125% 2022	45,000	44,966
U.S. Treasury 1.50% 2022	135,000	138,960
U.S. Treasury 1.50% 2022	25,000	25,759
U.S. Treasury 1.625% 2022	680	704
U.S. Treasury 1.75% 2022	48,600	50,130
U.S. Treasury 1.875% 2022	34,000	35,341
U.S. Treasury 2.00% 2022	100,000	104,393
U.S. Treasury 1.25% 2023	25,200	26,034
U.S. Treasury 1.375% 2023	12,000	12,464
U.S. Treasury 1.50% 2023	57,820	59,900
U.S. Treasury 1.50% 2023	20,000	20,689
U.S. Treasury 1.625% 2023	59,330	61,870
U.S. Treasury 1.625% 2023	13,000	13,541
U.S. Treasury 2.625% 2023	131,950	140,759
U.S. Treasury 2.625% 2023	30,888	33,184
U.S. Treasury 2.75% 2023	64,293	69,192
U.S. Treasury 2.75% 2023	35,200	38,025
U.S. Treasury 2.875% 2023	116,000	126,492
U.S. Treasury 2.875% 2023	92,300	100,840
U.S. Treasury 2.875% 2023	11,000	11,972
U.S. Treasury 1.50% 2024[5]	288,000	303,774
U.S. Treasury 1.50% 2024	123,000	129,507
U.S. Treasury 1.50% 2024	36,500	38,459
U.S. Treasury 1.75% 2024	186,000	198,382
U.S. Treasury 1.75% 2024	53,722	56,990
U.S. Treasury 2.00% 2024	72,000	76,923
U.S. Treasury 2.00% 2024	45,000	48,182
U.S. Treasury 2.00% 2024	17,400	18,613
U.S. Treasury 2.25% 2024	57,250	62,192
U.S. Treasury 2.125% 2025	6,500	7,076
U.S. Treasury 2.25% 2025	11,000	12,117
U.S. Treasury 2.75% 2025	38,000	42,379
U.S. Treasury 2.875% 2025[5]	108,200	122,252
U.S. Treasury 2.875% 2025	55,500	62,511
U.S. Treasury 2.875% 2025	20,000	22,496
U.S. Treasury 1.375% 2026	35,000	37,004
U.S. Treasury 1.625% 2026	91,640	98,404
U.S. Treasury 1.625% 2026	30,000	32,200
U.S. Treasury 1.625% 2026	25,775	27,694
U.S. Treasury 1.75% 2026	63,900	69,202
U.S. Treasury 1.875% 2026	143,500	156,043
U.S. Treasury 1.875% 2026	10,000	10,869
U.S. Treasury 2.125% 2026	35,750	39,354
U.S. Treasury 2.25% 2026	5,200	5,752
U.S. Government Securities Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2026	$50,000	$55,724
U.S. Treasury 2.625% 2026	73,800	83,035
U.S. Treasury 2.375% 2027	10,000	11,291
U.S. Treasury 2.875% 2028	10,000	11,857
U.S. Treasury 1.625% 2029	1,243	1,356
U.S. Treasury 1.75% 2029[5]	78,000	86,101
U.S. Treasury 2.375% 2029	1,257	1,451
U.S. Treasury 2.625% 2029	137,836	161,637
U.S. Treasury 1.50% 2030	74,000	79,998
U.S. Treasury 6.25% 2030	5,250	8,113
U.S. Treasury 1.125% 2040	89,800	88,867
U.S. Treasury 4.625% 2040	5,600	9,080
U.S. Treasury 3.125% 2041	10,000	13,500
U.S. Treasury 4.375% 2041	7,000	11,112
U.S. Treasury 2.75% 2042	10,000	12,769
U.S. Treasury 2.875% 2045	5,000	6,578
U.S. Treasury 3.00% 2045	3,350	4,490
U.S. Treasury 3.00% 2045	2,000	2,691
U.S. Treasury 2.50% 2046[5]	50,000	61,891
U.S. Treasury, principal only, 0% 2047[5]	1,000	667
U.S. Treasury 2.75% 2047	7,250	9,468
U.S. Treasury 2.75% 2047	3,000	3,913
U.S. Treasury 3.00% 2048	6,000	8,236
U.S. Treasury 3.00% 2048	3,000	4,102
U.S. Treasury 3.125% 2048	3,200	4,477
U.S. Treasury 3.375% 2048	6,572	9,643
U.S. Treasury 2.25% 2049[5]	16,800	20,164
U.S. Treasury 2.375% 2049[5]	88,700	109,375
U.S. Treasury 2.875% 2049[5]	94,000	126,902
U.S. Treasury 3.00% 2049[5]	56,947	78,475
U.S. Treasury 1.25% 2050	104,000	99,759
U.S. Treasury 2.00% 2050[5]	259,009	296,269
		4,577,390
U.S. Treasury inflation-protected securities 1.94%
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	79,036	79,225
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	33,671	34,544
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	45,450	48,269
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	3,242	4,755
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	97,721	115,008
U.S. Treasury Inflation-Protected Security 1.00% 2049[5,6]	50,676	66,429
		348,230
Total U.S. Treasury bonds & notes		4,925,620
Federal agency bonds & notes 3.94%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,867	1,971
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,052	1,104
Fannie Mae 2.75% 2021	26,500	27,213
Fannie Mae 0.625% 2025	320,800	322,080
Fannie Mae 7.125% 2030	5,000	7,780
Federal Home Loan Bank 3.375% 2023	14,160	15,578
Federal Home Loan Bank 3.25% 2028	56,500	67,366
Federal Home Loan Bank 5.50% 2036	1,000	1,561
U.S. Government Securities Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 0.45% 2023	$25,000	$25,066
Private Export Funding Corp. 3.55% 2024	14,300	15,839
Small Business Administration, Series 2001-20K, 5.34% 2021	50	51
Small Business Administration, Series 2001-20J, 5.76% 2021	12	12
Small Business Administration, Series 2001-20F, 6.44% 2021	58	59
Small Business Administration, Series 2003-20B, 4.84% 2023	334	347
Tennessee Valley Authority 0.75% 2025	13,200	13,333
Tennessee Valley Authority 2.875% 2027	5,000	5,629
Tennessee Valley Authority 4.65% 2035	4,480	6,170
Tennessee Valley Authority 5.88% 2036	3,625	5,577
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,710
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	5,043
TVA Southaven 3.846% 2033	2,052	2,273
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	16,630	17,073
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,839
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	93,700	94,758
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	7,500	7,854
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,125	3,513
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	8,500	8,627
U.S. Agency for International Development, Ukraine 1.471% 2021	13,970	14,214
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	2,800	2,809
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	1,250	1,275
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	2,000	2,080
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	500	539
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	750	823
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	875	969
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	875	973
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	3,850	4,280
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	1,250	1,393
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	850	949
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	825	903
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	825	904
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	800	874
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	675	753
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	2,139	2,391
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	1,549	1,809
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	1,222	1,426
		709,790
Total bonds, notes & other debt instruments (cost: $15,666,881,000)		16,112,496
Short-term securities 32.28% U.S. Treasury bills 19.21%
U.S. Treasury Bills 0%-0.28% due 6/2/2020-10/15/2020	3,458,100	3,457,578
Federal agency discount notes 12.05%
Fannie Mae 0.20% due 10/16/2020	100,000	99,936
Federal Farm Credit Banks 0.12%-0.19% due 7/10/2020-11/5/2020	50,000	49,971
Federal Home Loan Bank 0%-0.93% due 6/3/2020-11/3/2020	1,740,250	1,739,882
Freddie Mac 0.05%-0.68% due 7/17/2020-8/19/2020	280,000	279,916
		2,169,705
U.S. Government Securities Fund — Page 11 of 16

unaudited
Short-term securities (continued) Commercial paper 1.02%	Principal amount (000)	Value (000)
Apple Inc. 0.08% due 6/18/2020[7]	$25,000	$24,999
Nordea Bank AB 0.05% due 6/1/2020[7]	100,000	100,000
Paccar Financial Corp. 0.07%-0.07% due 6/8/2020-6/10/2020	33,000	32,999
Total Capital SA 0.04% due 6/1/2020[7]	25,200	25,200
		183,198
Total short-term securities (cost: $5,810,642,000)		5,810,481
Total investment securities 121.80% (cost: $21,477,523,000)		21,922,977
Other assets less liabilities (21.80)%		(3,924,003)
Net assets 100.00%		$17,998,974
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 5/31/2020[9] (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
30 Day Federal Funds Futures	Short	2,541	October 2020	$(1,058,835)	$(1,058,464)	$(373)
30 Day Federal Funds Futures	Short	5,591	January 2021	(2,329,770)	(2,329,304)	(126)
90 Day Euro Dollar Futures	Short	28,074	September 2020	(7,018,500)	(6,998,497)	(134)
90 Day Euro Dollar Futures	Short	4,936	March 2021	(1,234,000)	(1,231,285)	22
90 Day Euro Dollar Futures	Short	2,389	March 2022	(597,250)	(595,936)	231
2 Year U.S. Treasury Note Futures	Long	2,860	October 2020	572,000	631,613	144
5 Year U.S. Treasury Note Futures	Long	7,676	October 2020	767,600	964,297	1,169
10 Year U.S. Treasury Note Futures	Short	370	September 2020	(37,000)	(51,453)	(9)
10 Year Ultra U.S. Treasury Note Futures	Short	1,464	September 2020	(146,400)	(230,328)	(994)
20 Year U.S. Treasury Bond Futures	Long	1,334	September 2020	133,400	237,952	796
30 Year Ultra U.S. Treasury Bond Futures	Long	5,828	September 2020	582,800	1,270,686	2,805
						$3,531
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 5/31/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$1,666,300	$5,384	$—	$5,384
1.33075%	U.S. EFFR	12/16/2020	1,104,700	3,630	—	3,630
2.5775%	U.S. EFFR	7/16/2022	694,646	18,357	—	18,357
1.2525%	U.S. EFFR	2/14/2023	586,311	19,523	—	19,523
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(4,833)	—	(4,833)
U.S. EFFR	2.4325%	12/21/2023	94,000	(7,963)	—	(7,963)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(5,763)	—	(5,763)
U.S. EFFR	0.11%	5/18/2024	1,096,100	419	—	419
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(8,468)	—	(8,468)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	6,765	—	6,765
2.908%	3-month USD-LIBOR	2/1/2028	60,700	6,748	—	6,748
2.925%	3-month USD-LIBOR	2/1/2028	48,600	5,444	—	5,444
2.92%	3-month USD-LIBOR	2/2/2028	45,900	5,129	—	5,129
U.S. EFFR	2.32625%	4/18/2029	60,500	(10,776)	—	(10,776)
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 5/31/2020 (000)
U.S. EFFR	0.5385%	3/26/2030	$233,200	$(3,718)	$—	$(3,718)
3-month USD-LIBOR	0.6735%	5/11/2030	213,955	(663)	—	(663)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(5,048)	—	(5,048)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(6,196)	—	(6,196)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(6,198)	—	(6,198)
0.833%	3-month USD-LIBOR	4/3/2040	21,600	(258)	—	(258)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(11,379)	—	(11,379)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(14,705)	—	(14,705)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(15,753)	—	(15,753)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(5,107)	—	(5,107)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(22,246)	—	(22,246)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(6,780)	—	(6,780)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(8,924)	—	(8,924)
3-month USD-LIBOR	1.934%	12/12/2049	45,260	(12,269)	—	(12,269)
3-month USD-LIBOR	1.935%	12/17/2049	52,160	(14,154)	—	(14,154)
3-month USD-LIBOR	2.007%	12/19/2049	50,200	(14,598)	—	(14,598)
3-month USD-LIBOR	2.045%	12/27/2049	46,800	(14,085)	—	(14,085)
3-month USD-LIBOR	2.0375%	1/6/2050	81,400	(24,321)	—	(24,321)
3-month USD-LIBOR	1.961%	1/9/2050	43,600	(12,124)	—	(12,124)
3-month USD-LIBOR	1.678%	2/21/2050	38,940	(7,901)	—	(7,901)
0.8235%	3-month USD-LIBOR	4/24/2050	22,500	(700)	—	(700)
					$—	$(173,531)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $248,993,000, which represented 1.38% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $150,199,000, which represented .83% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
U.S. Government Securities Fund — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,710,939,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $43,308,248,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,477,086	$—	$10,477,086
U.S. Treasury bonds & notes	—	4,925,620	—	4,925,620
Federal agency bonds & notes	—	709,790	—	709,790
Short-term securities	—	5,810,481	—	5,810,481
Total	$—	$21,922,977	$—	$21,922,977
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,167	$—	$—	$5,167
Unrealized appreciation on interest rate swaps	—	71,399	—	71,399
Liabilities:
Unrealized depreciation on futures contracts	(1,636)	—	—	(1,636)
Unrealized depreciation on interest rate swaps	—	(244,930)	—	(244,930)
Total	$3,531	$(173,531)	$—	$(170,000)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
U.S. Government Securities Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-022-0720O-S78100	U.S. Government Securities Fund — Page 16 of 16